SCHEDULE OF INVESTMENTS
Eagle Capital Growth Fund, Inc.
Portfolio of Investments (as of March 31, 2020) (unaudited)

Common Stocks (92.4% of Total Investments)
Industry			LEVEL ONE
Automotive	Shares	Cost	Market Value	% Total Inv.
General Motors Company	30,000	1,000,547	$623,400
			$623,400	2.1%
Bank
Wells Fargo & Co.	10,000	403,661	287,000
			$287,000	1.0%
Brokerage
Charles Schwab Corp	20,000	807,900	672,400
			$672,400	2.2%
Credit Card
Mastercard Inc	1,000	219,636	241,560
Visa Inc.	1,500	225,957	241,680
			$483,240	1.6%
Consumer
Colgate-Palmolive Co.	24,000	810,965	1,592,640
Kimberly-Clark Corp.	3,500	352,236	447,545
Procter & Gamble Company	2,000	145,879	220,000
			$2,260,185	7.5%
Data Processing
Automatic Data Processing, Inc.	6,000	169,333	820,080
Paychex, Inc.	20,000	628,288	1,258,400
			$2,078,480	6.9%
Drug/Medical Device
Johnson & Johnson	4,000	45,500	524,520
Stryker Corp.	6,400	27,100	1,065,536
			$1,590,056	5.3%
Food
Kraft Heinz Company	29,000	772,000	717,460
PepsiCo, Inc.	10,000	168,296	1,201,000
			$1,918,460	6.4%
Industrial
Illinois Tool Works Inc.	9,000	379,352	1,279,080
Waters Corp.*	6,000	302,341	1,092,300
			$2,371,380	7.9%
Insurance
Berkshire Hathaway Inc. B*	32,000	5,477,937	5,850,560
Markel Corp.*	1,300	831,360	1,206,257
			$7,056,817	23.5%
Mutual Fund Managers
Diamond Hill Investment Group	13,711	2,097,120	1,237,281
Franklin Resources, Inc.	77,500	2,311,283	1,293,475
T. Rowe Price Group Inc.	13,800	960,374	1,347,570
			$3,878,326	12.9%
Restaurant
Starbucks Corp.	22,000	1,212,734	1,446,280
			$1,446,280	4.8%
Retail
AutoZone Inc.*	750	398,782	634,500
eBay Inc.	42,900	1,072,753	1,289,574
O'Reilly Automotive Inc.*	2,000	407,379	602,100
			$2,526,174	8.4%
Software
Alphabet, Inc. A*	500	583,844	580,975
			$580,975	1.9%

Total common stock investments			$27,773,173

Money Market Funds (7.6% of total investments)			LEVEL ONE
Morgan Stanley Inst. Liquidity Fund, Treasury, 0.64%			$2,277,458	7.6%
Total investments			$30,050,631
All other assets			78,349
Accrued investment advisory fees			(21,005)
All other liabilities			(9,593)

Total net assets			$30,098,382
*Non-dividend paying security

Footnote:

The following information is based upon federal income tax cost of portfolio investments, excluding money market investments, as of March 31, 2020:

Gross unrealized appreciation	$9,041,184
Gross unrealized depreciation	3,080,570
Net unrealized appreciation	$5,960,614

Federal income tax basis	$21,812,558